Condensed Consolidated Interim Statements of Financial Position (Unaudited) - CAD ($)	Sep. 30, 2024	Dec. 31, 2023
Current Assets
Cash	$ 3,997,577	$ 3,093,612
Receivables	854,169	649,612
Inventory	1,510,371	1,596,536
Prepaids and Deposits	972,469	1,342,215
Total current assets	7,334,586	6,681,975
Equipment	514,940	680,801
Intangible assets	47,962	56,426
Investments	14,286	189,403
Receivable	156,200
Right of use assets	460,745	721,687
TOTAL ASSETS	8,528,719	8,330,292
Current Liabilities
Trade payables and accrued liabilities	2,213,443	2,638,981
Customer deposits	95,352	104,715
Deferred income	14,428	12,112
Loans payable		85,058
Derivative liability	1,252,005	4,196,125
Lease liabilities	210,012	362,001
Total current liabilities	3,785,240	7,398,992
Non-current Liabilities
Deferred Income	68,672	95,562
Lease liabilities	313,848	428,022
TOTAL LIABILITIES	4,167,760	7,922,576
SHAREHOLDERS’ EQUITY
Share capital	106,191,431	97,070,976
Reserve – share-based payments	7,273,102	6,870,139
Warrants	3,776,428
Accumulated deficit	(112,743,907)	(103,588,356)
Accumulated other comprehensive income	(136,095)	54,957
TOTAL SHAREHOLDERS’ EQUITY	4,360,959	407,716
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 8,528,719	$ 8,330,292